LEASE	12 Months Ended
Dec. 31, 2019
LEASE
LEASE

19. LEASE

19.1.Right of use assets

As described in Note 3.1.1, the Company adopted IFRS 16 and applied the IFRS retrospectively with the cumulative effect of adoption recorded at the date of initial application. Accordingly, comparative periods were not restated.

On January 1, 2019, the amounts corresponding to the right to use the current agreements were recognized, in amounts equivalent to the present value of the obligations assumed with the counterparties. The amortization of these balances will occur according to the terms defined for the leases. Except for land agreements that are automatically extended for the same period by means of notification to the lessor, for the other agreements are not allowed automatic renewals and for an indefinite period, as well as the exercise of termination is a right of both parties.

The Company does not have lease agreements with clauses of (i) variable payments that are based on the performance of the leased assets (ii) guarantee of residual value (iii) restrictions, such as, for example, obligation to maintain financial ratios.

In addition, the Company recognized under right of use the residual value of the right to use the agreements previously classified as financial leases under IAS 17 and which were recognized in the Property, plant and equipment group until December 31, 2018, being reclassified the amount of R$89,338 in the initial adoption.

The effect of its adoption of the balances for the year ended December 31, 2019 is set forth below:

	Lands	Machines		Ships
	and	and		and
	Farms	Equipment’s	Buildings	boats	Vehicles	Total
Balance as of December 31, 2018	—	—	—	—	—	—
Initial adoption on January 1, 2019	1,762,943	143,685	41,570	1,408,640	1,012	3,357,850
Additions	260,982	1,529	39,794	612,022	—	914,327
Amortization (1)	(254,280)	(15,163)	(35,365)	(116,207)	(925)	(421,940)
Balance as of December 30, 2019	1,769,645	130,051	45,999	1,904,455	87	3,850,237
1)	The amount of R$268,081 is reclassified to biological assets to compose the formation cost.

In the year ended December 31, 2019, the Company is committed to lease agreements not yet in force for ships expected to be delivered one unit in first quarter 2019 and one unit in first quarter 2020.

19.2.    Lease liabilities

At the adoption of IFRS 16, the Company recognized lease liabilities for the current agreements, and which were previously classified as operating leases in accordance with IAS 17 - Leasing Operations, except for agreements included in the practical expedient permitted by the standard and adopted by the Company, as described in Note 3.1.1.

The liabilities recognized as of January 1, 2019 correspond to the remaining balances payable of the lease contracts, measured to present value by the discount rates on the date of their adoption.

In addition, the Company recognized under lease liabilities the remaining balances of agreements previously classified as financial leases under IAS 17 and which were recognized in the group of loans and financing until December 31, 2018, being reclassified the amount of R$18,225 in the initial adoption, as set forth below:

	Average rate - %		Present value of
Nature of agreement	per annual (1)	Maturity (2)	liabilities
Lands and farms	10.89	November 2046	1,761,273
Machines and Equipment’s	10.15	July 2032	214,569
Buildings	10.92	April 2027	41,391
Ships and boats	10.76	February 2039	1,410,474
Vehicles	8.99	April 2020	1,190
			3,428,897
1)	To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
2)	Refers to the original maturities of the agreements and, therefore, do not consider eventual renewal clause.

The rollforward in the balances in the year ended December 31, 2019 are as follows:

Balance as of December 31, 2018	—
Initial adoption on January 1, 2019	3,428,897
Additions	914,327
Payments	(646,487)
Accrual of financial charges (1)	275,404
Exchange rate variation	11,929
Balance as of December 31, 2019	3,984,070

Current	656,844
Non-current	3,327,226
1)	The amount of R$50,795 related to interest expenses on leased lands is capitalized to biological assets to compose the formation cost.

The maturity schedule of future payment not discounted to present value related to lease liabilities is disclosed in Note 4.2.

19.2.1.    Discount rate

The discount rates applied on new lease agreements for year ended December 31, 2019 are similar to those applied on adoption of IFRS 16.

19.2.2.    Amounts recognized in the statement of income for the year

In the year ended December 31, 2019, were recognized the amounts:

Expenses relating to short-term assets	37,007
Expenses relating to low-value assets	14,349
51,356

19.2.3.    Reconciliation of operating lease commitments

Operating lease commitments disclosed as of December 31, 2018	1,448,241
Business combination with Fibria	2,974,729
Discounted through a lessee’s incremental loan rate at initial adoption	(1,011,726)
Reclassification from loans and financing (1)	18,225
Agreements revalued as service agreements	(572)
3,428,897
2)	As of January 1, 2019, the lease balance was reclassified from "Loans and financing", due to adoption of IFRS 16 by the Company, as disclosed in note 19.2.

19.2.4.    CVM (Brazilian Security and Exchange Commission) Circular Memorandum

On December 18, 2019, the CVM issued a circular memorandum (“Ofício/Circular/CVM/SNC/SEP/nº 02/2019”) containing a guidance on relevant aspects of IFRS 16 to be observed in the preparation of the consolidated financial statements of the lessee companies for the year ended December 31, 2019.

As result of the implementation of this guidance, the Company has changed incremental loan rate from the real rate to the nominal rate and has included the sales taxes (PIS and COFINS) in the calculation of lease liabilities.

The application of this new accounting guidance represents a new accounting policy.